Annual Fund Operating Expenses (dei_DocumentInformationDocumentAxis, (Oppenheimer International Small Company Fund))	0 Months Ended
	Dec. 28, 2012
Class A
Operating Expenses:
Management Fees	0.77%
Distribution and/or Service (12b-1) Fees	0.24%
Other Expenses	0.28%
Total Annual Fund Operating Expenses	1.29%
Fee Waiver and/or Expense Reimbursement	none	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.29%
Class B
Operating Expenses:
Management Fees	0.77%
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses	0.63%
Total Annual Fund Operating Expenses	2.40%
Fee Waiver and/or Expense Reimbursement	(0.23%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	2.17%
Class C
Operating Expenses:
Management Fees	0.77%
Distribution and/or Service (12b-1) Fees	0.99%
Other Expenses	0.28%
Total Annual Fund Operating Expenses	2.04%
Fee Waiver and/or Expense Reimbursement	none	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	2.04%
Class I
Operating Expenses:
Management Fees	0.77%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.06%
Total Annual Fund Operating Expenses	0.83%
Fee Waiver and/or Expense Reimbursement	none	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.83%
Class N
Operating Expenses:
Management Fees	0.77%
Distribution and/or Service (12b-1) Fees	0.50%
Other Expenses	0.35%
Total Annual Fund Operating Expenses	1.62%
Fee Waiver and/or Expense Reimbursement	none	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.62%
Class Y
Operating Expenses:
Management Fees	0.77%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.05%
Total Annual Fund Operating Expenses	0.82%
Fee Waiver and/or Expense Reimbursement	none	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.82%

[1]	The Fund's transfer agent has voluntarily agreed to limit its fees for Classes B, C, N and Y to 0.35% of average annual net assets per class per fiscal year, and to 0.30% of average net assets per fiscal year for Class A. Each of these expense limitations may be amended or withdrawn after one year from the date of this prospectus.